Commitments and Contingencies (Details) - Schedule of operating lease supplemental information - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Operating lease [Member]
Commitments and Contingencies (Details) - Schedule of operating lease supplemental information [Line Items]
Discount rate – operating lease	7.50%	7.50%
Finance lease [Member]
Commitments and Contingencies (Details) - Schedule of operating lease supplemental information [Line Items]
Right-of-use assets (in Dollars)	$ 5,432,847
Remaining lease term – finance lease	24 years 9 months
Discount rate – finance lease	7.50%